As filed with the U.S. Securities and Exchange Commission on September 15, 2021

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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                     Pre-Effective Amendment No. 85

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                     Post-Effective Amendment No.

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                     and/or

                     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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                     Amendment No. 88

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Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

It is proposed that this filing will become effective

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                     immediately upon filing pursuant to paragraph (b)

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                     On October 15, 2021, pursuant to paragraph (b)

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                     60 days after filing pursuant to paragraph (a)(1)

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                     on pursuant to paragraph (a)(1)

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                     75 days after filing pursuant to paragraph (a)(2)

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                     on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

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                     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 64 (the “Amendment”) to its Registration Statement (filed on April 16, 2021) with respect to its series, the CG Hydrogen & Energy Age ETF (formerly named the CG Hydrogen Age ETF), until October 15, 2021, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, filed on June 30, 2021, further delayed pursuant to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, filed on July 29, 2021, and further delayed pursuant to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, filed on August 26, 2021. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 85 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 15th day of September, 2021.

                     ALPHA ARCHITECT ETF TRUST

                     By:

                     /s/ John Vogel

                     John Vogel

                     President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                     Signature

                     Title

                     Date

                     /s/ Wesley R. Gray

                     Trustee and President

                     September 15, 2021

                     Wesley R. Gray*

                     /s/ John R. Vogel

                     Treasurer and Chief Financial Officer

                     September 15, 2021

                     John R. Vogel

                     /s/ Patrick Cleary

                     Secretary and Chief Compliance Officer

                     September 15, 2021

                     Patrick Cleary

                     /s/ Daniel Dorn

                     Trustee

                     September 15, 2021

                     Daniel Dorn*

                     /s/ Michael Pagano

                     Trustee

                     September 15, 2021

                     Michael Pagano*

                     /s/ Emeka Oguh

                     Trustee

                     September 15, 2021

                     Emeka Oguh*

                     By:

                     /s/ John Vogel

                     John Vogel

                     Attorney-in-Fact

                     (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 25 to the Registrant’s registration statement on January 28, 2020)